Employee Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation reduced	$ 7,700,000
Estimated contribution defined contribution plans	39,300,000	46,500,000	47,000,000
Defined Benefit Postretirement Health Coverage
Defined Benefit Plan Disclosure [Line Items]
Services attained by employees for eligibility, years	15 years
Services attained by employees for eligibility, retiring age	55
Defined Benefit Postretirement Health Coverage | Lower Limit
Defined Benefit Plan Disclosure [Line Items]
Cost of benefit no longer subsidized by the company, age	40
United States Pension Plans of US Entity, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	1,094,100,000	982,100,000	821,900,000
Prior service costs, amortization period (years)	10 years
Expected long-term rate of return on plan assets	8.00%
Weighted average discount rate used in determining the accumulated postretirement benefit obligation	4.75%	5.50%
United States Pension Plans of US Entity, Defined Benefit | Derivative Financial Instruments, Assets
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	0	0
United States Pension Plans of US Entity, Defined Benefit | Qualified Defined Benefit Pension Plans | Lower Limit
Defined Benefit Plan Disclosure [Line Items]
Contribution to plan assets	0
United States Pension Plans of US Entity, Defined Benefit | Qualified Defined Benefit Pension Plans | Upper Limit
Defined Benefit Plan Disclosure [Line Items]
Contribution to plan assets	175,000,000
United States Pension Plans of US Entity, Defined Benefit | U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	393,400,000	406,900,000
Equity target allocation of plan assets	40.00%
United States Pension Plans of US Entity, Defined Benefit | Non-U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	174,700,000	210,500,000
Equity target allocation of plan assets	21.00%
United States Pension Plans of US Entity, Defined Benefit | Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Debt target allocation of plan assets	21.00%
United States Pension Plans of US Entity, Defined Benefit | Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	45,500,000	33,500,000
United States Pension Plans of US Entity, Defined Benefit | Private Equity Funds | Upper Limit
Defined Benefit Plan Disclosure [Line Items]
Equity target allocation of plan assets	20.00%
United States Pension Plans of US Entity, Defined Benefit | Hedge Fund
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	29,200,000	29,700,000
United States Pension Plans of US Entity, Defined Benefit | Global Real Estate Fund
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	38,100,000	41,600,000
United States Pension Plans of US Entity, Defined Benefit | Commodity Linked Fund
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	34,300,000	39,300,000
United States Pension Plans of US Entity, Defined Benefit | Alternative Investment
Defined Benefit Plan Disclosure [Line Items]
Other target allocation of plan assets	18.00%
United States Pension Plans of US Entity, Defined Benefit | Alternative Investment | Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Equity target allocation of plan assets	5.00%
United States Pension Plans of US Entity, Defined Benefit | Alternative Investment | Hedge Fund
Defined Benefit Plan Disclosure [Line Items]
Other target allocation of plan assets	5.00%
United States Pension Plans of US Entity, Defined Benefit | Alternative Investment | Global Real Estate Fund
Defined Benefit Plan Disclosure [Line Items]
Real Estate target allocation of plan assets	5.00%
United States Pension Plans of US Entity, Defined Benefit | Alternative Investment | Commodity Linked Fund
Defined Benefit Plan Disclosure [Line Items]
Other target allocation of plan assets	3.00%
Supplemental Employee Retirement Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Prior service costs, amortization period (years)	9 years
Weighted average discount rate used in determining the accumulated postretirement benefit obligation	4.75%	5.50%
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Expected amortization of net loss	41,100,000
Expected amortization of prior service cost (credit)	100,000
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Expected amortization of net loss	1,100,000
Expected amortization of prior service cost (credit)	5,000,000
Weighted average discount rate used in determining the accumulated postretirement benefit obligation	4.75%	5.50%
Ultimate health care rate	5.00%
Other Postretirement Benefit Plans, Defined Benefit | Medical Benefits
Defined Benefit Plan Disclosure [Line Items]
Current health care cost trend rate	8.50%
Year in which ultimate trend rate will be reached	2018
Other Postretirement Benefit Plans, Defined Benefit | Prescription Drug Benefits
Defined Benefit Plan Disclosure [Line Items]
Current health care cost trend rate	9.00%
Year in which ultimate trend rate will be reached	2019
Rabbi Trust
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	$ 71,400,000	$ 65,900,000